Retirement Benefits - Expected Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Plans - U.S.
Schedule Of Pension And Other Postretirment Benefits Expected Benefit Payments [Line Items]
2013	$ 52
2014	53
2015	78
2016	55
2017	56
2018 - 2021	287
United Kingdom Foreign Pension Plans Defined Benefit [Member]
Schedule Of Pension And Other Postretirment Benefits Expected Benefit Payments [Line Items]
2013	264
2014	262
2015	261
2016	260
2017	263
2018 - 2021	1,312
Rest Of World Foreign Pension Plans Defined Benefit [Member]
Schedule Of Pension And Other Postretirment Benefits Expected Benefit Payments [Line Items]
2013	49
2014	46
2015	47
2016	49
2017	49
2018 - 2021	268
Postretirement Benefits Other than Pension - U.S.
Schedule Of Pension And Other Postretirment Benefits Expected Benefit Payments [Line Items]
2013	31
2014	30
2015	29
2016	28
2017	26
2018 - 2021	112
Foreign Postretirement Benefit Plans Defined Benefit [Member]
Schedule Of Pension And Other Postretirment Benefits Expected Benefit Payments [Line Items]
2013	7
2014	6
2015	6
2016	6
2017	6
2018 - 2021	$ 32